SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                              FORM N-1A
                                                File No. 2-95928

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

      Pre-Effective Amendment No.
                                  ----
      Post-Effective Amendment No. 35                          X
                                  ----

                                AND

 REGISTRATION STATEMENT UNDER THE INVESTMENT
 COMPANY ACT OF 1940                                           X

      Amendment No. 35
                   ----

                     VOYAGEUR MUTUAL FUNDS III, INC.
 _______________________________________________________________
            (Exact Name of Registrant as Specified in Charter)

      1818 Market Street, Philadelphia, Pennsylvania       19103
 _______________________________________________________________
    (Address of Principal Executive Offices)         (Zip Code)

 Registrant's Telephone Number,
 including Area Code:                              (215)255-1244

 Richard J. Flannery, 1818 Market Street, Philadelphia, PA 19103
 _______________________________________________________________
                (Name and Address of Agent for Service)

 Approximate Date of Public Offering:         July 16, 1999
                                              _____________

 It is proposed that this filing will become effective:

         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on July 16, 1999 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

 If appropriate, check the following box:

 [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                Title of Securities Being Registered
                ------------------------------------
                Aggressive Growth Fund A Class
                Aggressive Growth Fund B Class
                Aggressive Growth Fund C Class
                Aggressive Growth Fund Institutional Class
                Growth Stock Fund A Class
                Growth Stock Fund B Class
                Growth Stock Fund C Class
               Growth Stock Fund Institutional Class
                Tax-Efficient Equity Fund A Class
                Tax-Efficient Equity Fund B Class
                Tax-Efficient Equity Fund C Class
                Tax-Efficient Equity Fund Institutional Class


                      --- C O N T E N T S ---

      This Post-Effective Amendment No. 35 to Registration File
 No. 2-95928 includes the following:

      1. Facing Page

      2. Contents Page

      3. Part A - Prospectuses*

      4. Part B - Statement of Additional Information**

      5. Part C - Other Information***

      6. Signatures

 * Part A -- Prospectuses. The prospectuses are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 34 made pursuant to Rule 485(a) under the Securities Act of 1933 on May 11, 1999.

 **  Part B -- Statement of Additional Information. The
 Statement of Additional Information is incorporated into this filing by reference to the electronic filing of Post-Effective
 Amendment No. 34 made pursuant to Rule 485(a) under the Securities Act of 1933 on May 11, 1999.

 *** Part C -- Other Information. All Items under Other
 Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 34 made pursuant to Rule 485(a) under the Securities Act of 1933 on May
 11, 1999.



                          SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 8th day of July, 1999.

                            VOYAGEUR MUTUAL FUNDS III, INC.

                                    By /s/ David K. Downes
                                   ------------------------
                                       David K. Downes
                           President and Chief Executive Officer





 Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

    Signature                Title                    Date
 ---------------        ---------------               ----

 /s/ David K. Downes     President/Chief Executive
 --------------------    Officer/Chief Operating
 David K. Downes         Officer/Chief Financial
                         Officer and Director
                         (Principal Executive
                         Officer and Principal
                         Accounting Officer)        July 8, 1999


 /s/Wayne A. Stork       Director                   July 8, 1999
 --------------------
 Wayne A. Stork


 /s/Walter P. Babich*    Director                   July 8, 1999
 --------------------
 Walter P. Babich

 /s/Anthony D. Knerr*    Director                   July 8, 1999
 --------------------
 Anthony D. Knerr

 /s/Ann R. Leven*        Director                   July 8, 1999
 --------------------
 Ann R. Leven

 /s/Thomas F. Madison*   Director                   July 8, 1999
 --------------------
 Thomas F. Madison

 /s/Charles E. Peck*     Director                   July 8, 1999
 --------------------
 Charles E. Peck

 /s/Jan L. Yeomans*      Director                   July 8, 1999
 --------------------
 Jan L. Yeomans
                         *By /s/Wayne A. Stork
                          -----------------------------
                              Wayne A. Stork
                         as Attorney-in-Fact for
                        each of the persons indicated